Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule Of Reconciliation Of Gain On LsaTo Statement Of Operations
Below is a table showing the reconciliation of the gain on LSA as set forth on the statement of operations for the nine months ended September 30, 2017:

Forgiveness of existing secured loan	$17,925,000
Forgiveness of accrued interest	1,306,801
Issuance of secured promissory note	(4,500,000)
Transfer of oil and gas properties	(1,902,726)
Transfer of gas gathering system	(1,772,588)
Transfer of shares of Oakridge Energy, Inc.	(210,990)
Transfer of ARO liability	1,814,407
Transfer of other assets	(1,159,780)
Gain on LSA	$11,500,124